Acquisitions - Summary of Preliminary Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair value of assets acquired and liabilities assumed:
Goodwill	$ 5,363	$ 254	$ 262
iSheriff [Member]
Fair value of assets acquired and liabilities assumed:
Prepaid expenses	65
Accounts receivable	237
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,098
Deferred revenue	(796)
Accrued liabilities	(128)
Total fair value of assets acquired and liabilities assumed	$ 6,174